Employee Benefit Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Postemployment Benefits [Abstract]
Contribution to Defined contribution savings plan	$ 549	$ 366